Supplementary Balance Sheet Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in allowance for doubtful accounts
Balance at beginning of year	$ 0	$ 245	$ 0
Increase (decrease) during the year	0	(245)	245
Balance at end of year	$ 0	$ 0	$ 245